Vessels, detail (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Movement in Property, Plant and Equipment [Roll Forward]
Vessels, Beginning Balance	$ 1,228,591	$ 1,267,231
Additions for improvements	2,804	2,573
Impairment	(55,396)
Vessel held for sale	(7,130)
Vessel disposal	(72,335)	(41,213)
Vessels, Ending Balance	1,096,534	1,228,591
Movement in Accumulated Depreciation, Depletion and Amortization, Property, Plant and Equipment [Roll Forward]
Accumulated depreciation, Beginning Balance	(237,188)	(213,653)
Impairment	43,545
Vessel disposal	24,965	25,630
Depreciation for the year	(45,559)	(49,165)
Accumulated depreciation, Ending Balance	(214,237)	(237,188)
Property, Plant and Equipment, Net, by Type [Abstract]
Vessels net book value, Beginning Balance	991,403	1,053,578
Additions for improvements	2,804	2,573
Impairment	(11,851)
Vessel held for sale	(7,130)
Vessel disposal	(47,370)	(15,583)
Depreciation for the year	(45,559)	(49,165)
Vessels net book value, Ending Balance	$ 882,297	$ 991,403